Capital Stock - 2013 Securities Purchase Agreements for Common Stock - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands				9 Months Ended	12 Months Ended
	Jul. 19, 2013	Mar. 12, 2013	Jan. 22, 2013	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Aug. 31, 2013
Class of Stock [Line Items]
Number of shares of common stock sold		33,334	67,500
Proceeds from issuance of common stock	$ 2,377			$ 3,646	$ 3,649	$ 6,538
Warrant term			5 years
Warrants outstanding convertible into common stock		16,667	33,750		127,508,118	45,650,654
Warrants exercisable price		$ 30.00	$ 30.00				$ 0.25
Dr. Andrey Semechkin & Dr. Simon Craw [Member]
Class of Stock [Line Items]
Number of shares of common stock sold			10,125,000
Issuance price per share			$ 0.20
Proceeds from issuance of common stock			$ 2,025
Warrant term			5 years
Percentage of Warrants to common stock purchased			50.00%
Warrants outstanding convertible into common stock			5,062,500
Warrants exercisable price			$ 0.20
Investors [Member]
Class of Stock [Line Items]
Number of shares of common stock sold		5,000,000
Proceeds from issuance of common stock		$ 1,000
Warrant term		5 years
Percentage of Warrants to common stock purchased		50.00%
Warrants outstanding convertible into common stock		2,500,000
Warrants exercisable price		$ 0.20
Co-Chairman and Chief Executive Officer [Member]
Class of Stock [Line Items]
Proceeds from issuance of common stock		$ 100
Warrant term		5 years
Warrants outstanding convertible into common stock		1,667